Additional paid-in capital (Tables)	12 Months Ended
Dec. 31, 2023
Additional Paid-in Capital
Schedule of share-based compensation, stock options, activit

 Schedule of share-based compensation, stock options, activit

	December 31, 2023		December 31, 2022		December 31, 2021
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	321,700,000	0.043	5,497,001,500	0.006	5,362,701,500	$0.004
Granted	120,270,000	0.050	115,500,000	0.050	165,000,000	$0.050
Options exchanged for warrants upon Redomicile Merger (note 1)	—	—	(5,200,501,500)	(0.004)	—	$—
Exercised	(5,000,000)	(0.015)	—	—	(800,000)	$(0.015)
Cancelled	(25,000,000)	(0.050)	(90,300,000)	(0.040)	(29,900,000)	$(0.034)
Outstanding, end of year	411,970,000	0.045	321,700,000	0.043	5,497,001,500	$0.006

Exercisable, end of year	182,200,000	0.037	160,800,000	0.037	5,221,701,500	$0.004

Schedule of Fair Value of Stock Options Granted-Allocation

	December 31, 2023			December 31, 2022			December 31, 2021
Expiry Date	Options	Exercise Price	Intrinsic Value	Options	Exercise Price	Intrinsic Value	Options	Exercise Price	Intrinsic Value
November 27, 2022	—	$—	—	—	$—	—	5,600,000	$0.015	$0.045
January 31, 2023	—	$—	—	20,500,000	$0.015	0.050	40,500,000	$0.015	$0.045
June 13, 2023	—	$—	—	5,000,000	$0.015	0.050	5,000,000	$0.015	$0.045
March 14, 2024	6,650,000	$0.035	—	6,650,000	$0.035	0.030	6,650,000	$0.035	$0.025
April 12, 2024	—	$—	—	—	$—	—	4,925,001,500	$0.002	$0.058
April 12, 2024	2,250,000	$0.015	0.005	3,350,000	$0.015	0.050	3,350,000	$0.015	$0.045
April 12, 2024	200,000	$0.030	—	200,000	$0.030	0.035	200,000	$0.030	$0.030
May 6, 2024	13,000,000	$0.035	—	13,000,000	$0.035	0.030	13,000,000	$0.035	$0.025
May 17, 2024	2,200,000	$0.035	—	57,000,000	$0.050	0.015	77,000,000	$0.050	$0.010
May 17, 2024	23,500,000	$0.050	—	19,400,000	$0.035	0.030	19,400,000	$0.035	$0.025
June 17, 2024	—	$—	—	—	$—	—	5,000,000	$0.050	$0.010
August 16, 2024	—	$—	—	—	$—	—	2,500,000	$0.050	$0.010
September 6, 2024	—	$—	—	—	$—	—	1,000,000	$0.050	$0.010
October 3, 2024	1,000,000	$0.035	—	3,500,000	$0.035	0.030	3,500,000	$0.035	$0.025
October 24, 2024	2,000,000	$0.035	—	2,000,000	$0.035	0.030	2,000,000	$0.035	$0.025
December 11, 2024	—	$—	—	—	$—	—	120,000,000	$0.015	$0.045
April 1, 2025	10,000,000	$0.035	—	10,000,000	$0.035	0.030	10,000,000	$0.035	$0.025
May 31, 2025	10,000,000	$0.035	—	10,000,000	$0.035	0.030	20,000,000	$0.035	$0.025
May 31, 2025	37,300,000	$0.050	—	57,300,000	$0.050	0.015	87,300,000	$0.050	$0.010
December 31, 2025	22,400,000	$0.015	0.005	5,300,000	$0.015	0.050	—	$—	$—
December 31, 2025	24,000,000	$0.050	—	56,500,000	$0.050	0.015	56,500,000	$0.050	$0.010
June 30, 2026	16,000,000	$0.050	—	26,000,000	$0.050	0.015	26,000,000	$0.050	$0.010
September 30, 2026	16,000,000	$0.050	—	16,000,000	$0.050	0.015	17,500,000	$0.050	$0.010
December 31, 2026	—	$—	—	10,000,000	$0.050	0.015	50,000,000	$0.050	$0.010
June 30, 2028	4,500,000	$0.015	0.005	—	$—	—	—	$—	$—
June 30, 2028	19,700,000	$0.035	—	—	$—	—	—	$—	$—
June 30, 2028	201,270,000	$0.050	—	—	$—	—	—	$—	$—
Total	411,970,000	$0.045	—	321,700,000	$0.043	0.022	5,497,001,500	$0.006	$0.054

Weighted Average Remaining Contractual Life		3.13			2.21			2.37

($ United States)

Stock options (continued)

The fair value of the stock options granted and vested was allocated as follows:

 Schedule of Fair Value of Stock Options Granted-Allocation

Year Ended December 31,	2023	2022	2021
Interest expense	$—	$4,004,906	$3,425,120
Product development expense	1,060,636	227,338	222,178
Professional expense	403,880	38,614	169,382
Selling, general and administrative expenses	1,402,533	1,499,322	586,538
	$2,867,049	$5,770,180	$4,403,218

Schedule of Fair Value of Stock Options Granted-Allocation

 Schedule of Fair Value of Stock Options Granted-Allocation

Year Ended December 31,	2023	2022	2021
Interest expense	$—	$4,004,906	$3,425,120
Product development expense	1,060,636	227,338	222,178
Professional expense	403,880	38,614	169,382
Selling, general and administrative expenses	1,402,533	1,499,322	586,538
	$2,867,049	$5,770,180	$4,403,218

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

 Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

Year Ended December 31,	2023	2022	2021
Risk-free interest rate	4.15%	3.05%	0.87%
Expected life (years)	4.9	4.5	4.8
Expected dividends	0%	0%	0%
Expected volatility	145%	123%	278%
Forfeiture rate	0%	0%	0%

Summary of warrant activity

 Summary of warrant activity

	December 31, 2023		December 31, 2022		December 31, 2021
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	5,200,501,500	0.004	—	—	—	$—
Options exchanged for warrants (note 1)	—	—	5,200,501,500	0.004	—	$—
Exercised	(12,000,000)	(0.002)	—	—	—	$—
Outstanding, end of year	5,188,501,500	0.004	5,200,501,500	0.004	—	$—

Schedule Warrants Outstanding

 Schedule Warrants Outstanding

	December 31, 2023			December 31, 2022			December 31, 2021
Expiry Date	Warrants	Exercise Price	Intrinsic Value	Warrants	Exercise Price	Intrinsic Value	Warrants	Exercise Price	Intrinsic Value
April 12, 2024*	4,913,001,500	$0.002	0.018	4,925,001,500	$0.002	0.063	—	$—	$—
December 11, 2024	120,000,000	$0.015	0.005	120,000,000	$0.015	0.050	—	$—	$—
December 31, 2026	155,500,000	$0.050	—	155,500,000	$0.050	0.015	—	$—	$—
Total	5,188,501,500	$0.004	0.016	5,200,501,500	$0.043	0.022	—	$—	$—

Weighted Average Remaining Contractual Life		0.38			1.38			—